OTHER ASSETS (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Security deposits		$ 325,634	$ 305,838
Other		37,395	32,174
Total	$ 339,263	$ 363,029	$ 338,012